Share option (Details Narrative)								6 Months Ended		12 Months Ended
	Apr. 07, 2025 shares	Feb. 01, 2024 USD ($) shares $ / shares	Feb. 01, 2024 $ / shares $ / shares shares	Jul. 17, 2023	Jul. 17, 2023	Jun. 12, 2023 USD ($) $ / shares	Jun. 12, 2023 $ / shares $ / shares	Jun. 30, 2025 SGD ($) shares	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Feb. 01, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Description of share options granted				Group granted a consultant share option equivalent to 3.5% of total number of shares of the Company as of December 7, 2022 with no vesting period	the Company granted a consultant share option equivalent to 3.5% of total number of shares of the Company as of 7 December 2022 with no vesting period.
Number of options ,Granted | shares								541,748		1,180,000	1,180,000
Fair value of shares options | shares										5,900,000	5,900,000
Number of stock options granted, value										$ 2,690,000	$ 3,606,000
Share based payment expenses											3,606,000
Gross proceeds											791
Granted shares issued | $ / shares			$ 0.0001
Fair value of shares granted | shares	1,659,828
Fair value of shares option								$ 8,490,000
Share-based payment expenses								616,862	$ 557,842		$ 1,303,025	$ 1,665,720	$ 1,994,543
Administrative expense [member]
IfrsStatementLineItems [Line Items]
Share-based payment expenses								$ 8,490,000	$ 3,606,000
Issued share captial [member]
IfrsStatementLineItems [Line Items]
Number of options ,Granted | shares		5,900,000
Exercise price | (per share)		$ 0.0001	$ 0.0001											$ 0.0001
Issued share captial [member] | Underwriting agreement [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 0.0005	$ 0.0005
Number of shares issued | shares		262,228	262,228											262,228
Par value per shares | $ / shares		$ 4.00	$ 4.00
Gross proceeds		$ 1,048,912
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per shares | $ / shares						$ 0.0001	$ 0.0001
Granted shares issued | $ / shares							$ 1,397,600
Consideration						$ 139.76